Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Plans

11.	Pension and Other Postretirement Plans

Defined Benefit Retirement Plans
We sponsor various defined benefit plans, including two pension plans, and other postretirement employee benefit (“OPEB”) plans that provide certain health care and life insurance benefits for retired employees, including those of our former parent company.

During each of 2013, 2012 and 2011 we made voluntary cash contributions of $60 million to our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). Effective December 31, 2010, our employees no longer earn future pension service credits in the Aetna Pension Plan (i.e., the Plan was “frozen” effective December 31, 2010), although the Aetna Pension Plan will continue to operate and account balances will continue to earn annual interest credits.

We also sponsor a non-qualified supplemental pension plan (the “Non-qualified Pension Plan”) that, prior to January 1, 2007, had been used to provide benefits for wages above the Internal Revenue Code wage limits applicable to tax qualified pension plans (such as the Aetna Pension Plan). Effective January 1, 2007, no new benefits accrue under the Non-qualified Pension Plan, but interest will continue to be credited on outstanding supplemental cash balance accounts; and the plan may continue to be used to credit special pension arrangements.

In addition, we currently provide certain medical and life insurance benefits for retired employees, including those of our former parent company. We provide subsidized health care benefits to certain eligible employees who terminated employment prior to December 31, 2006. There is a cap on our portion of the cost of providing medical and dental benefits to our retirees. All current and future retirees and employees who terminate employment at age 45 or later with at least five years of service are eligible to participate in our group health plans at their own cost.

The information set forth in the following tables is based upon current actuarial reports using the annual measurement dates (December 31, for each year presented) for our pension and OPEB plans.

The following table shows the changes in the benefit obligations during 2013 and 2012 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Benefit obligation, beginning of year	$6,665.8	$6,130.3	$292.4	$312.7
Service cost	—	—	.1	.1
Interest cost	271.5	298.4	11.1	14.4
Actuarial (gain) loss	(653.7)	550.2	(22.5)	(11.4)
Benefits paid	(318.3)	(313.1)	(20.2)	(23.4)
Benefit obligation, end of year	$5,965.3	$6,665.8	$260.9	$292.4

The Aetna Pension Plan comprises approximately 96% of the pension plans' total benefit obligation at December 31, 2013. The discount rates used to determine the benefit obligation of our pension and OPEB plans were calculated using a yield curve as of our annual measurement date. The yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve. The weighted average discount rate for our pension plans was 4.96% and 4.17% for 2013 and 2012, respectively. The discount rate for our OPEB plans was 4.73% and 3.94% for 2013 and 2012, respectively. The discount rates differ for our pension and OPEB plans due to the duration of the projected benefit payments for each plan.

The following table reconciles the beginning and ending balances of the fair value of plan assets during 2013 and 2012 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Fair value of plan assets, beginning of year	$5,805.0	$5,296.8	$62.1	$64.2
Actual return on plan assets	589.0	736.8	2.9	2.1
Employer contributions	82.1	84.5	16.3	19.2
Benefits paid	(318.3)	(313.1)	(20.2)	(23.4)
Fair value of plan assets, end of year	$6,157.8	$5,805.0	$61.1	$62.1

The difference between the fair value of plan assets and the plan's benefit obligation is referred to as the plan's funded status. This funded status is an accounting-based calculation and is not indicative of our mandatory funding requirements, which are described on page 117.

The funded status of our pension and OPEB plans at the measurement date for 2013 and 2012 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Benefit obligation	$(5,965.3)	$(6,665.8)	$(260.9)	$(292.4)
Fair value of plan assets	6,157.8	5,805.0	61.1	62.1
Funded status	$192.5	$(860.8)	$(199.8)	$(230.3)

At December 31, 2013, the fair value of plan assets of the Aetna Pension Plan was in excess of the benefit obligations while the Non-qualified Pension Plan had benefit obligations in excess of the fair value of plan assets. Below is the funded status of each of our Pension Plans:

	Aetna Pension Plan		Non-qualified Pension Plan
(Millions)	2013	2012	2013	2012
Benefit obligation	$(5,732.8)	$(6,398.9)	$(232.5)	$(266.9)
Fair value of plan assets	6,157.8	5,805.0	—	—
Funded status	$425.0	$(593.9)	$(232.5)	$(266.9)

The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2013 and 2012 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Unrecognized prior service credit	$(1.6)	$(2.0)	$(29.7)	$(33.4)
Unrecognized net actuarial losses	1,943.5	2,865.2	46.1	71.4
Amount recognized in accumulated other comprehensive loss	$(1,941.9)	$(2,863.2)	$(16.4)	$(38.0)

The assets (liabilities) recognized on our balance sheets at December 31, 2013 and 2012 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Accrued benefit assets reflected in other long-term assets	$425.0	$—	$—	$—
Accrued benefit liabilities reflected in other current liabilities	(22.3)	(82.4)	—	—
Accrued benefit liabilities reflected in other long-term liabilities	(210.2)	(778.4)	(199.8)	(230.3)
Net amount of assets (liabilities) recognized at December 31,	$192.5	$(860.8)	$(199.8)	$(230.3)

At December 31, 2013, we had approximately $1.9 billion and $46 million of net actuarial losses for our pension and OPEB plans, respectively, and approximately $2 million and $30 million of prior service credits for our pension and OPEB plans, respectively, that have not been recognized as components of net periodic benefit costs. We expect to recognize approximately $47 million and $1 million in amortization of net actuarial losses for our pension and OPEB plans, respectively, and approximately $4 million in amortization of prior service credits for our OPEB plans in 2014. Our amortization of prior service credits for our pension plans in 2014 is not expected to be material.

Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$.1	$.1	$.2
Amortization of prior service cost	(.4)	(.4)	(.4)	(3.7)	(3.7)	(3.7)
Interest cost	271.5	298.4	312.3	11.1	14.4	16.6
Expected return on plan assets	(396.4)	(387.3)	(385.0)	(2.4)	(2.7)	(3.6)
Recognized net actuarial losses	75.4	70.2	58.3	2.3	4.5	4.9
Net periodic benefit (income) cost	$(49.9)	$(19.1)	$(14.8)	$7.4	$12.6	$14.4

The weighted average assumptions used to determine net periodic benefit (income) cost in 2013, 2012 and 2011 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.17%	4.98%	5.50%	3.94%	4.78%	5.20%
Expected long-term return on plan assets	7.00	7.50	7.50	4.10	4.25	5.50
Rate of increase in future compensation levels	N/A	N/A	N/A	—	—	—

We assume different health care cost trend rates for medical costs and prescription drug costs in estimating the expected costs of our OPEB plans. The assumed medical cost trend rate for 2014 is 9%, decreasing gradually to 4.5% by 2023. The assumed prescription drug cost trend rate for 2014 is 9%, decreasing gradually to 4.5% by 2023. These assumptions reflect our historical as well as expected future trends for retirees. In addition, the trend assumptions reflect factors specific to our retiree medical plan, such as plan design, cost-sharing provisions, benefits covered and the presence of subsidy caps. A one-percentage point increase in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.4 million pretax increase in the aggregate of the service and interest cost components of OPEB costs and an approximately $8 million increase in the OPEB benefit obligation. A one-percentage point decrease in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.3 million pretax decrease in the aggregate of the service and interest cost components of OPEB costs and an approximately $7 million decrease in the OPEB benefit obligation.

Our current funding strategy for the Aetna Pension Plan is to fund an amount at least equal to the minimum funding requirement as determined under applicable regulatory requirements with consideration of factors such as the maximum tax deductibility of such amounts. We do not have any required contribution to the Aetna Pension Plan in 2014, although we may voluntarily contribute approximately $60 million in 2014. Employer contributions related to the supplemental pension and OPEB plans represent payments to retirees for current benefits. We have no plans to return any pension or OPEB plan assets to the Company in 2014.

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2013 were as follows:

(Millions)	Pension Plans	OPEB Plans
2014	$336.6	$20.1
2015	357.1	19.7
2016	361.6	19.4
2017	369.1	19.1
2018	376.4	18.7
2019-2023	1,926.7	86.7

Assets of the Aetna Pension Plan
The assets of the Aetna Pension Plan (“Pension Assets”) include debt and equity securities, common/collective trusts and real estate investments. The valuation methodologies used to price these assets are similar to the methodologies described beginning on pages 108 and 111. Pension Assets also include investments in other assets that are carried at fair value. The following is a description of the valuation methodology used to price these additional investments, including the general classification pursuant to the valuation hierarchy.

Other Assets - Other assets consist of derivatives and private equity and hedge fund limited partnerships. Derivatives are either valued with models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available or are classified as Level 1 because they are traded in markets where quoted market prices are readily available. The fair values of private equity and hedge fund limited partnerships are estimated based on the net asset value of the investment fund provided by the general partner or manager of the investments, the financial statements of which generally are audited. Management considers observable market data, valuation procedures in place, contributions and withdrawal restrictions collectively in validating the appropriateness of using the net asset value as a fair value measurement. Therefore, these investments are classified as Level 3.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$493.5	$113.2	$—	$606.7
States, municipalities and political subdivisions	—	126.8	—	126.8
U.S. corporate securities	—	1,135.7	—	1,135.7
Foreign securities	—	148.0	.2	148.2
Residential mortgage-backed securities	—	174.6	—	174.6
Commercial mortgage-backed securities	—	44.0	—	44.0
Other asset-backed securities	—	26.5	—	26.5
Redeemable preferred securities	—	10.2	—	10.2
Total debt securities	493.5	1,779.0	.2	2,272.7
Equity securities:
U.S. Domestic	1,342.5	3.1	—	1,345.6
International	825.2	—	.1	825.3
Domestic real estate	25.7	—	—	25.7
Total equity securities	2,193.4	3.1	.1	2,196.6
Other investments:
Real estate	—	—	497.5	497.5
Common/collective trusts (1)	—	617.3	—	617.3
Other assets	.3	.7	395.9	396.9
Total other investments	.3	618.0	893.4	1,511.7
Total pension investments (2)	$2,687.2	$2,400.1	$893.7	$5,981.0

(1)	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.

(2)	Excludes $176.8 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2012 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$408.5	$145.7	$—	$554.2
States, municipalities and political subdivisions	—	119.4	—	119.4
U.S. corporate securities	—	998.4	.2	998.6
Foreign securities	—	127.7	—	127.7
Residential mortgage-backed securities	—	182.8	—	182.8
Commercial mortgage-backed securities	—	46.2	—	46.2
Other asset-backed securities	—	11.6	1.5	13.1
Redeemable preferred securities	—	11.8	—	11.8
Total debt securities	408.5	1,643.6	1.7	2,053.8
Equity securities:
U.S. Domestic	1,287.8	1.0	—	1,288.8
International	805.3	—	—	805.3
Domestic real estate	24.6	—	—	24.6
Total equity securities	2,117.7	1.0	—	2,118.7
Other investments:
Real estate	—	—	469.0	469.0
Common/collective trusts (1)	—	739.3	—	739.3
Other assets	—	—	289.6	289.6
Total other investments	—	739.3	758.6	1,497.9
Total pension investments (2)	$2,526.2	$2,383.9	$760.3	$5,670.4

(1)	The assets in the underlying funds of common/collective trusts are comprised of $487.0 million of equity securities and $252.3 million of debt securities.

(2)	Excludes $134.6 million of cash and cash equivalents and other receivables.

The changes in the balances of Level 3 Pension Assets during 2013 and 2012 were as follows:

	2013
	Real Estate	Other	Total
Beginning balance	$469.0	$291.3	$760.3
Actual return on plan assets	40.5	26.6	67.1
Purchases, sales and settlements	(12.0)	80.0	68.0
Transfers out of Level 3	—	(1.7)	(1.7)
Ending balance	$497.5	$396.2	$893.7

	2012
	Real Estate	Other	Total
Beginning balance	$433.2	$232.4	$665.6
Actual return on plan assets	47.6	28.3	75.9
Purchases, sales and settlements	(11.8)	29.9	18.1
Transfers into Level 3	—	.7	.7
Ending balance	$469.0	$291.3	$760.3

The actual and target asset allocations of the OPEB plans used at December 31, 2013 and 2012 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2013	Allocation	2012	Allocation
Equity securities	10%	5-15%	10%	5-15%
Debt securities	84%	80-90%	85%	80-90%
Real estate/other	6%	0-10%	5%	0-10%

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons, and by assessing the Aetna Pension Plan's liability characteristics, our financial condition and our future potential obligations from both the pension and general corporate perspectives. Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

At December 31, 2013, target investment allocations for the Aetna Pension Plan were: 38% in equity securities, 48% in debt securities, 7% in real estate, 4% in private equity limited partnerships and 3% in hedge funds. Actual asset allocations may differ from target allocations due to tactical decisions to overweight or underweight certain assets or as a result of normal fluctuations in asset values. Asset allocations are consistent with stated investment policies and, as a general rule, periodically rebalanced back to target asset allocations. Asset allocations and investment performance are formally reviewed periodically throughout the year by the plan's Benefit Finance Committee. Forecasting of asset and liability growth is performed at least annually.

We have several benefit plans for retired employees currently supported by the OPEB plan assets. OPEB plan assets are directly and indirectly invested in a diversified mix of traditional asset classes, primarily high-quality fixed income securities.

Our expected return on plan assets assumption is based on many factors, including forecasted capital market real returns over a long-term horizon, forecasted inflation rates, historical compounded asset returns and patterns and correlations on those returns. Expectations for modest increases in interest rates, normal inflation trends and average capital market real returns led us to an expected return on the pension plan assets assumption of 7.00% for 2013 and 7.50% for both 2012 and 2011, and an expected return on OPEB plan assets assumption of 4.10%, 4.25% and 5.50% for 2013, 2012 and 2011, respectively. We regularly review actual asset allocations and periodically rebalance our investments to the mid-point of our targeted allocation ranges when we consider it appropriate.

401(k) Plan
Our employees are eligible to participate in a defined contribution retirement savings plan under which designated contributions may be invested in our common stock or certain other investments (the “Aetna 401(k) Plan”). In addition, former Coventry employees continued to be eligible to participate in the Coventry 401(k) plan during 2013, however, as of January 1, 2014, they are eligible to participate in the Aetna 401(k) Plan. Our 401(k) contribution to the Aetna 401(k) Plan provides for a match of 100% of up to 6% of the eligible pay contributed by the employee. Contributions to the Coventry 401(k) plan provided a match of 100% of up to 3% and 50% of the second 3% of the eligible pay contributed by the employee. During 2013, 2012 and 2011, we made $148 million, $117 million and $114 million, respectively, in aggregate of matching contributions to the our 401(k) plans. 2013 matching contributions include contributions made to Coventry employees after the acquisition date. The matching contributions are made in cash and invested according to each participant's investment elections. The plan trustees held approximately 9 million shares, in aggregate, of our common stock for plan participants at December 31, 2013. At December 31, 2013, approximately 34 million shares of our common stock were reserved for issuance under the Aetna 401(k) Plan.